Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental commitments under lease	Future minimum rental commitments as of December 31, 2013 under this lease are expected to be as follows:

($ in thousands)
2014	402
2015	368
2016	—
2017	—
$770

Schedule of future minimum management fee commitments under the existing lease	Future minimum management fee commitments as of December 31, 2013 under the existing lease are expected to be as follows:

($ in thousands)
2014	547
2015	567
2016	539
2017	—
$1,653

Schedule of credit facilities
As of September 30, 2014, the Company had entered into the following letter of credit facilities, which automatically renew annually unless terminated by either party in accordance with the required notice period:

	Facility	Renewal date	Notice period (Unused Facility Portion)
	($ in thousands)
BNP Paribas	$100,000	February 15, 2015	60 days prior to termination date
Citibank (1)	250,000	January 23, 2015	90 days prior to termination date
J.P. Morgan	50,000	August 22, 2015	60 days prior to termination date
	$400,000

(1) Effective July 9, 2014, we increased our Citibank facility from $150 million to $250 million. All other terms of the facility remained the same.

As of December 31, 2013, the Company had entered into the following letter of credit facilities, which automatically renew annually unless terminated by either party in accordance with the required notice period:

	Facility	Renewal date	Notice period (Unused Facility Portion)
	($ in thousands)
BNP Paribas	$100,000	February 15, 2015	60 days prior to termination date
Citibank (1)	150,000	January 23, 2015	90 days prior to termination date
J.P. Morgan	50,000	August 22, 2014	60 days prior to termination date
	$300,000

(1)	Effective January 1, 2013, the Citibank facility was reduced from $250.0 million to $150.0 million.